                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2002

                               CHAIRMAN'S MESSAGE

Dear AMF Shareholder:

  We are pleased to present to shareholders the 2002 Annual Report of the Asset Management Fund (AMF), a family of no-load institutional fixed income mutual funds managed by Shay Assets Management, Inc. For the twelve-month period ended October 31, 2002, the AMF Family of Funds witnessed its most dramatic year-over-year growth in assets since its inception in 1982. Assets under management increased from $2.6 billion to over $4.2 billion.

  The AMF Fund Family continues to be managed in a variety of styles consistent with the demands of our core shareholders for whom they were initially created: depository institutions (thrifts, banks, and credit unions). However, the Fund's shareholder base has become substantially more diversified, and now includes a larger number of insurance companies, endowments, corporations, pension plans, trust departments, and high-net worth individuals.

  In general, fiscal 2002 presented managers of fixed-income mutual funds specializing in mortgage-backed securities (MBS) with a unique challenge. While mortgage rates hit 40+ year lows, homeowners refinanced in record numbers. As a result, the Shay investment team encountered record prepayment rates on many of the MBS positions held in the various AMF mutual funds. Nevertheless, we are very pleased with the risk-adjusted performance of the Funds vis-a-vis the competition within each Fund's respective peer group. This was largely due to a low expense structure, attention to high credit-quality instruments, and adherence to the same team-based sector rotation process that has served as the cornerstone of the AMF Fund's investment philosophy since inception.

  In addition to the AMF Fund's performance, we feel that our recent success is also a function of two qualitative attributes that distinguish us from many competing mutual fund complexes -- shareholder access to the portfolio management team and the knowledgeable Shay service team, who, together, have served the Fund over the past 20 years.

  We appreciate your continued confidence in AMF and welcome your inquiries and feedback. We also encourage you to become increasingly acquainted with our ever-expanding web presence at: www.shayassets.com

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the shareholders of the Asset Management Fund. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

--------------------------------------------------------------------------------

                          ASSET MANAGEMENT FUND REVIEW

  ADJUSTABLE RATE MORTGAGE FUND - The Fed continued to ease and the markets continued to rally in 2002. The Fund continued its efforts to avoid the effects of rapid prepayments and eliminated bonds that had aberrantly fast prepays and increased our commitment to low dollar cost securities such as GNMA ARMs and structured mortgage product backed by ARM securities. The Fund's return for the fiscal year was 3.13%.

  ULTRA SHORT FUND - During its inaugural year, the Ultra Short Fund embarked on its mission of creating an attractive, front end investment alternative that draws from the universe of ultra short asset sectors. Towards that end, the Fund ended the year with over 7% of its assets invested in high quality, fixed and floating corporate debentures, over 40% in short, fixed and floating rate CMOs and nearly 30% of assets evenly split between 6 month LIBOR and 1 year CMT ARMs. The fund's inception date was November 14, 2001, the total return since inception through October 31, 2002 was 2.29%.

  SHORT U.S. GOVERNMENT SECURITIES FUND - The Federal Open Market Committee
(FOMC) continued its easing campaign into 2002 and cut overnight rates an additional 75 basis points to 1.75%, the lowest level in a generation. During the year, the Fund reduced its cash position in favor of GNMA ARMs and Treasury and Agency debentures to maintain yield and increase convexity. The Fund's total return for the 12 month period ended October 31, 2002 was 3.98%.

  INTERMEDIATE MORTGAGE FUND - As the yield curve steepened and mortgage prepayments accelerated, the Fund increased its exposure to lower coupon mortgage-related securities. A modest weighting in Treasury and Agency Bullets was maintained through the year to enhance liquidity and to provide a measure of convexity to the Fund. The Fund's total return for the 12 month period ended October 31, 2002 was 4.13%.

  US GOVERNMENT MORTGAGE FUND - During the year the Fund increased its commitment to mortgage related securities as well as maintained its allocation to Treasury and Agency debentures. As the year unfolded we cut the Fund's stake in shorter average life CMOs as prepays began to accelerate. The Fund's total return for the 12-month period ended October 31, 2001 was 4.54%.
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  Past performance is not predictive of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE FUND
[GRAPH]

                                                                                                             6 MONTH T-BILL
                                                           ARM                    6 MO. T-BILL                 BELLWETHERS
                                                           ---                    ------------               --------------
1992                                                    10000.00                    10000.00                    10000.00
1993                                                    10476.00                    10327.00                    10284.00
1994                                                    10690.00                    10738.00                    10680.00
1995                                                    11547.00                    11378.00                    11359.00
1996                                                    12271.00                    11995.00                    12008.00
1997                                                    13087.00                    12647.00                    12688.00
1998                                                    13741.00                    13325.00                    13430.00
1999                                                    14391.00                    13959.00                    14057.00
2000                                                    15346.00                    14776.00                    14912.00
2001                                                    16417.00                    15527.00                    15825.00
2002                                                    16930.00                    15856.00                    16183.00

                                           This graph compares the performance
                                           of the Adjustable Rate Mortgage (ARM)
                                           Fund to the Lehman 6 Month T-Bill
                                           Bellwethers and the 6 Mo. T-Bill,
                                           showing returns for all agency (ARM)
                                           securities.

                                           -------------------------------------

                                           Adjustable Rate Mortgage (ARM) Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             3.13%        5.28%        5.40%
                                                                 *The 6 Month T-Bill Bellwethers is replacing the Lehman 6 Mo.
                                                                  T-Bill Index as the Adjustable Rate Mortgage (ARM) Fund's
                                                                  performance benchmark. The 6 Month T-Bill Bellwethers, compromised of U.S. Government Treasury Bonds with an average maturity of six months is, in the Investment Advisor's opinion, an appropriate benchmark against which to measure the performance of the
                                                                  Adjustable Rate Mortgage (ARM) Fund.

--------------------------------------------------------------------------------
ULTRA SHORT FUND
[GRAPH]

                                                                        ULTRA SHORT                 6 MONTH T-BILL BELLWETHERS
                                                                        -----------                 --------------------------
2001                                                                      10000.00                           10000.00
2002                                                                      10229.00                           10226.00

                                           This graph compares the performance
                                           of the Ultra Short Fund to the Lehman
                                           6 Month T-Bill Bellwethers Index,
                                           showing returns for all agency (ARM)
                                           securities.

                                           -------------------------------------

                                           Ultra Short Fund
                                           Average Annual Return

                                                                             Since
                                                                           Inception
                                                                           --------
                                                                             2.29%
                                                                 *The chart represents historical performance of an initial investment of $10,000 in the Ultra Short Fund from November 14,
                                                                  2001 to October 31, 2002.

--------------------------------------------------------------------------------
  Past performance is not predictive of future results. The Lehman 6 Mo. T-Bill Index is an unmanaged index derived from secondary market interest rates as published by the Federal Reserve Bank. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT FUND
[GRAPH]

                                                                 SHORT U.S. GOVERNMENT FUND            LEHMAN 1-3 YR INDEX
                                                                 --------------------------            -------------------
1992                                                                      10000.00                           10000.00
1993                                                                      10619.00                           10579.00
1994                                                                      10720.00                           10701.00
1995                                                                      11678.00                           11646.00
1996                                                                      12261.00                           12343.00
1997                                                                      13002.00                           13143.00
1998                                                                      13922.00                           14149.00
1999                                                                      14272.00                           14569.00
2000                                                                      15095.00                           15462.00
2001                                                                      16553.00                           17189.00
2002                                                                      17212.00                           18060.00

                                           This graph compares the performance
                                           of the Short U.S. Government Fund to
                                           the Lehman Short Government 1-3 Year
                                           Index, showing returns for U.S.
                                           Government and agency securities.

                                           -------------------------------------

                                           Short U.S. Government Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             3.98%        5.77%        5.58%

--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE FUND
[GRAPH]

                                                                 INTERMEDIATE MORTGAGE FUND           LEHMAN MORTGAGE INDEX
                                                                 --------------------------           ---------------------
1992                                                                      10000.00                           10000.00
1993                                                                      10833.00                           10789.00
1994                                                                      10703.00                           10629.00
1995                                                                      11841.00                           12182.00
1996                                                                      12413.00                           13025.00
1997                                                                      13393.00                           14213.00
1998                                                                      14356.00                           15250.00
1999                                                                      14689.00                           15707.00
2000                                                                      15640.00                           16898.00
2001                                                                      17452.00                           19107.00
2002                                                                      18173.00                           20311.00

                                           This graph compares the performance
                                           of the Intermediate Mortgage Fund to
                                           the Lehman Mortgage Index, showing
                                           all agency mortgage-backed
                                           securities.

                                           -------------------------------------

                                           Intermediate Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.13%        6.30%        6.16%

--------------------------------------------------------------------------------
  Past performance is not predictive of future results. The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Lehman Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by FHLMC. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND
[GRAPH]

                                                                       US GOVERNMENT                  LEHMAN MORTGAGE INDEX
                                                                       -------------                  ---------------------
1992                                                                      10000.00                           10000.00
1993                                                                      10777.00                           10789.00
1994                                                                      10579.00                           10629.00
1995                                                                      11877.00                           12182.00
1996                                                                      12558.00                           13025.00
1997                                                                      13670.00                           14213.00
1998                                                                      14707.00                           15250.00
1999                                                                      14946.00                           15707.00
2000                                                                      15978.00                           16898.00
2001                                                                      17893.00                           19107.00
2002                                                                      18706.00                           20311.00

                                           This graph compares the performance
                                           of the U.S. Government Mortgage Fund
                                           to the Lehman Mortgage Index, showing
                                           all agency Mortgage-backed
                                           securities.

                                           -------------------------------------

                                           U.S. Government Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.54%        6.47%        6.46%

--------------------------------------------------------------------------------
  Past performance is not predictive of future results. The Lehman Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by FHLMC. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................     83.3%
     Fannie Mae -- Discount Note
       1.57%                                                     12/13/02   $ 3,500,000   $ 3,493,589
                                                                                          -----------
     Federal Home Loan Bank -- Discount Note
       1.47%                                                      11/1/02    22,000,000    22,000,000
       1.58%                                                     11/27/02     3,500,000     3,496,006
       1.63%                                                     12/11/02     4,000,000     3,992,756
       1.65%                                                      11/6/02     5,000,000     4,998,854
                                                                                          -----------
                                                                                           34,487,616
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $37,981,205)                                                                    37,981,205
                                                                                          -----------
REPURCHASE AGREEMENTS.............................     16.9%
  Salomon Smith Barney, 1.84% (Agreement dated
     10/31/02 to be repurchased at $7,700,394 on
     11/1/02. Collateralized fully by various
     Government Securities.)                                                  7,700,000     7,700,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $7,700,000)                                                                      7,700,000
                                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES...................    100.2%                               45,681,205
  (Cost $45,681,205) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS.............     (0.2%)                                 (71,301)
                                                                                          -----------
Net Assets applicable to 45,621,447 Shares of
  Common Stock issued and outstanding.............    100.0%                              $45,609,904
                                                                                          ===========
Net Asset Value, Class I, offering and redemption
  price per share ($30,570,651 / 30,581,908)                                                    $1.00
                                                                                          ===========
Net Asset Value, Class D, offering and redemption
  price per share ($15,039,253 / 15,039,539)                                                    $1.00
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.......................       71.2%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns
       5.47%                                                   3/25/31    $ 34,012,276    $   34,862,583
     Fannie Mae
       4.86%                                                    7/1/25       9,385,307         9,716,725
       4.98%                                                   11/1/27       6,416,423         6,665,059
       5.35%                                                    7/1/28      24,906,559        25,941,737
       6.43%                                                    3/1/30      26,441,661        27,623,273
       5.20%                                                    6/1/30      24,741,917        25,700,666
       5.22%                                                    9/1/30      13,945,189        14,463,776
     Fannie Mae Grantor Trust
       5.64%                                                   5/25/42      31,237,449        32,516,232
     Fannie Mae Whole Loan
       5.69%                                                   8/25/42      24,709,494        25,721,039
     Freddie Mac
       6.13%                                                   10/1/22      10,182,644        10,637,681
       5.50%                                                    8/1/24      19,144,187        19,921,920
       5.45%                                                    9/1/27      11,288,462        11,747,056
       5.26%                                                   12/1/27      17,599,888        18,281,884
       5.42%                                                   12/1/27      16,431,653        17,063,245
       5.32%                                                    9/1/28      86,848,954        90,187,210
       5.25%                                                    7/1/31      62,197,254        64,626,834

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Government National Mortgage
       Association II
       5.75%                                                   8/20/27    $  6,996,613    $    7,206,511
       4.50%                                                   7/20/31         462,742           471,997
       4.50%                                                   8/20/31          78,912            80,491
       5.00%                                                   8/20/31       5,378,728         5,513,196
       4.50%                                                   9/20/31       9,480,225         9,669,830
       5.00%                                                   9/20/31       8,833,346         9,010,013
       6.63%                                                  10/20/25       8,809,387         9,101,198
       6.63%                                                  10/20/26      14,348,512        14,823,807
       6.63%                                                  11/20/26       3,910,834         4,035,492
       5.38%                                                   4/20/27      13,304,059        13,653,291
       5.38%                                                   4/20/27      23,272,601        23,883,507
       5.75%                                                   7/20/27       4,322,015         4,451,675
       5.75%                                                   8/20/27      11,773,750        12,126,962
       6.63%                                                  10/20/27      11,695,538        12,068,333
       5.50%                                                   3/20/32      37,237,786        38,122,184
       5.50%                                                   4/20/32      27,618,292        28,395,056
       5.00%                                                   5/20/32      30,456,766        31,142,043
       5.00%                                                   6/20/32      45,733,788        46,762,798
       4.50%                                                   7/20/32      24,769,881        25,311,722
       5.00%                                                   7/20/32      33,639,726        34,480,719
       4.50%                                                   8/20/32     138,184,148       141,206,927
       5.00%                                                   8/20/32         134,263           137,620
       4.50%                                                   9/20/32      96,699,137        98,814,431
       5.00%                                                   9/20/32      21,854,940        22,401,313
     Structured Asset Mortgage Investments
       5.90%                                                   3/25/32      64,226,830        65,692,005
                                                                                          --------------
                                                                                           1,094,240,041
                                                                                          --------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       4.26%                                                    6/1/21      12,152,267        12,330,754
       4.70%                                                   12/1/24      17,454,273        17,852,448
     Freddie Mac
       5.28%                                                    1/1/26       5,626,499         5,786,502
                                                                                          --------------
                                                                                              35,969,704
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns
       6.60%                                                   3/25/31    $  7,301,000    $    7,465,273
     Donaldson, Lufkin, Jenrette Acceptance
       Corp.
       5.10%                                                   7/25/22       4,161,243         4,156,042
       5.65%                                                   4/25/24       1,111,773         1,110,384
     Fannie Mae
       3.40%                                                    2/1/27      14,292,153        14,640,524
     Freddie Mac
       5.54%                                                    9/1/30      29,425,126        30,510,177
     Structured Asset Mortgage Investments
       3.60%                                                   7/19/32      45,629,346        46,527,674
     Structured Asset Securities Corp.
       3.60%                                                   5/25/32      46,214,368        46,820,932
       4.29%                                                  11/25/32      62,734,000        64,302,349
                                                                                          --------------
                                                                                             215,533,355
                                                                                          --------------
  6 Mo. Treasury Bill Based ARMS
     Citicorp
       4.82%                                                  11/25/22      16,978,471        17,089,892
     Housing Securities, Inc.
       4.50%                                                   5/25/16       7,246,969         7,265,087
                                                                                          --------------
                                                                                              24,354,979
                                                                                          --------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.66%                                                   6/25/12       1,777,560         1,780,893
       3.76%                                                   9/25/23          65,974            65,891
     Washington Mutual
       3.64%                                                  11/25/42      60,000,000        60,450,000
                                                                                          --------------
                                                                                              62,296,784
                                                                                          --------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       7.05%                                                   6/20/32     141,583,137       145,653,652
       7.07%                                                   7/20/32      68,215,406        70,070,013

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Bear Stearns
       6.04%                                                  12/25/40    $ 10,129,033    $   10,296,795
       6.53%                                                   8/25/31       9,673,255         9,890,904
       2.78%                                                   3/25/32       6,363,952         6,363,952
     Credit Suisse First Boston
       5.98%                                                   6/25/32      44,831,186        45,923,946
     Fannie Mae
       5.20%                                                    6/1/32      13,773,358        14,195,167
       5.40%                                                    7/1/39      20,010,179        20,610,484
     GSR Mortgage Loan Trust
       2.98%                                                  10/25/31      25,000,000        25,015,625
       3.72%                                                   4/25/32      52,951,956        53,084,336
       2.36%                                                  11/25/32      40,000,000        39,975,000
     Merrill Lynch Mortgage Investors
       5.32%                                                   6/25/23      50,617,931        51,361,382
     Structured Asset Securities Corp.
       3.50%                                                  12/25/31       5,403,512         5,403,512
     Washington Mutual
       4.75%                                                   9/25/32      26,191,069        26,231,992
       6.29%                                                  10/19/39       8,327,001         8,446,702
                                                                                          --------------
                                                                                             532,523,462
                                                                                          --------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     ABN AMRO Mortgage Corp.
       2.48%                                                   1/25/32      25,777,872        25,802,038
     Fannie Mae
       2.08%                                                   7/25/11      17,571,081        17,571,081
       2.08%                                                  11/25/23      27,566,575        27,575,190
       2.22%                                                   4/18/28       5,924,671         5,924,671
       2.13%                                                   9/25/28       6,356,793         6,356,793
       2.12%                                                  12/18/28      15,170,709        15,156,486
       2.08%                                                   8/25/31      13,527,001        13,522,774
       2.22%                                                   9/18/31      40,241,362        40,241,362

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       2.26%                                                   5/15/21    $  1,016,845    $    1,016,845
       2.10%                                                   5/15/29      10,626,967        10,626,967
       2.10%                                                   6/15/29       2,355,354         2,353,146
       2.25%                                                   7/15/29      15,273,513        15,283,058
       2.60%                                                  10/15/31      40,766,705        40,766,705
     Government National Mortgage
       Association
       2.41%                                                   6/16/29      51,168,019        51,200,000
     GSR Mortgage Loan Trust
       2.48%                                                  12/25/31      35,200,524        35,244,524
       2.53%                                                   7/25/32      53,099,462        53,182,431
     Master Asset Securitization Trust
       2.23%                                                   9/25/32      50,275,613        50,244,191
     MLCC Mortgage Investors, Inc.
       2.18%                                                   9/15/21      12,198,006        12,163,699
     Morserv, Inc.
       2.68%                                                  11/25/26       2,160,458         2,163,833
     Residential Accredit Loans, Inc.
       2.18%                                                   1/25/32      20,349,944        20,343,585
                                                                                          --------------
                                                                                             446,739,379
                                                                                          --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $2,395,418,903)                                                                 2,411,657,704
  AGENCY OBLIGATIONS........................        2.7%
     Freddie Mac
       3.25%                                                   1/15/04      25,000,000        25,484,375
       3.88%                                                   2/15/05      25,000,000        25,968,750
       4.50%                                                   4/15/05      25,000,000        25,265,625
       4.13%                                                   6/27/05      13,587,000        13,739,854
                                                                                          --------------
  TOTAL AGENCY OBLIGATIONS (Cost
     $89,214,393)                                                                             90,458,604
FIXED RATE MORTGAGE-RELATED SECURITIES......       11.5%
  Collateralized Mortgage Obligations
     Citicorp
       5.00%                                                  11/25/31      30,698,000        31,120,098

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     CMC Securities Corp.
       6.25%                                                  11/25/28    $  7,956,501    $    8,142,981
     Fannie Mae
       5.00%                                                   4/25/17      18,893,240        19,040,843
       5.50%                                                   2/25/18       9,892,521         9,917,252
       6.00%                                                   8/25/18      13,777,472        14,061,632
     Freddie Mac
       5.00%                                                   6/15/11      83,503,911        84,286,761
       4.50%                                                   6/15/12      27,224,302        27,590,128
       6.50%                                                   1/25/15       2,284,498         2,290,209
       5.00%                                                   2/15/15      15,569,543        15,968,513
       5.50%                                                   4/15/15      25,746,712        25,923,720
       4.00%                                                   8/15/17      31,837,500        32,225,520
       6.00%                                                   4/15/21      19,185,778        19,485,555
       6.25%                                                   1/15/22         257,024           256,864
     GE Capital Mortgage Services, Inc.
       6.00%                                                  10/25/08       5,603,973         5,779,097
     Residential Funding Mortgage Securities
       5.50%                                                   2/25/32      29,951,175        30,363,004
     Structured Asset Securities Corp.
       6.75%                                                   2/25/31         284,847           284,669
       5.10%                                                   5/25/31       7,671,054         7,671,054
     Washington Mutual
       5.75%                                                   8/25/31      21,467,453        21,454,036
       5.75%                                                   9/25/31      35,644,720        35,678,138
                                                                                          --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $391,392,144)                                                                     391,540,074

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS...................        0.1%
  U.S. Treasury Notes
       4.38%                                                   8/15/12    $  4,000,000    $    4,156,250
                                                                                          --------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $4,234,586)                                                                         4,156,250
                                                                                          --------------
REPURCHASE AGREEMENTS.......................       14.2%
  Salomon Smith Barney, 1.84% (Agreement
     dated 10/31/02 to be repurchased at
     $483,163,694 on 11/1/02. Collateralized
     fully by various Government
     Securities.)                                                          483,139,000       483,139,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $483,139,000)                                                                     483,139,000
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $3,363,399,026) (a).................       99.7%                                   3,380,951,632
OTHER ASSETS IN EXCESS OF LIABILITIES.......        0.3%                                       9,023,746
                                                                                          --------------
Net Assets applicable to 340,612,639 Shares
  of Common Stock issued and outstanding....      100.0%                                  $3,389,975,378
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share ($3,389,975,378 /
  340,612,639)                                                                                     $9.95
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2002.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $99,390. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation                                    $19,205,863
                   Unrealized depreciation                                     (1,752,647)
                                                                              -----------
                   Net unrealized appreciation                                $17,453,216
                                                                              ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       47.3%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       5.09%                                                      10/1/26    $ 4,578,070    $  4,756,900
       5.20%                                                       7/1/30      3,456,476       3,577,453
     Freddie Mac
       5.94%                                                       1/1/29     10,902,012      11,372,161
       5.39%                                                      12/1/29      1,936,767       1,987,002
     Government National Mortgage Association
       II
       6.63%                                                     10/20/25     11,091,518      11,458,924
       5.00%                                                      4/20/32      9,332,639       9,542,623
                                                                                            ------------
                                                                                              42,695,063
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       4.39%                                                       7/1/24      5,531,556       5,656,016
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       3.38%                                                      12/1/26     13,392,108      13,722,726
       4.06%                                                       6/1/32      4,802,060       4,941,620
     Structured Asset Securities Corp.
       3.48%                                                      5/25/32      6,932,155       7,023,140
       4.29%                                                     11/25/32     10,000,000      10,250,000
                                                                                            ------------
                                                                                              35,937,486
                                                                                            ------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       5.95%                                                      8/25/31      9,795,951       9,808,196
       7.07%                                                      7/20/32      7,835,988       8,049,029
     Bear Stearns
       2.78%                                                      3/25/32      2,121,317       2,121,317
     Structured Asset Securities Corp.
       3.50%                                                     12/25/31      1,345,295       1,345,295
                                                                                            ------------
                                                                                              21,323,837
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Freddie Mac
       2.10%                                                      5/15/29    $   720,124    $    720,124
     Wells Fargo Mortgage Backed Securities
       Trust
       2.21%                                                     11/25/31      7,910,000       7,912,472
       2.16%                                                      4/25/32     11,594,381      11,601,627
       2.21%                                                      7/25/32      9,802,431       9,802,431
                                                                                            ------------
                                                                                              30,036,654
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $134,890,688)                                                                     135,649,056
CORPORATE NOTES................................        7.5%
  Libor Floater
     Household Finance Corp.
       2.15%                                                      5/28/04      5,400,000       4,914,000
                                                                                            ------------
  Fixed Rate
     Cit Group Inc.
       7.50%                                                     11/14/03      5,500,000       5,685,625
     Household Netherlands BV
       6.20%                                                      12/1/03      6,500,000       6,370,000
     Merrill Lynch & Co.
       5.88%                                                      1/15/04      4,500,000       4,692,656
                                                                                            ------------
                                                                                              16,748,281
                                                                                            ------------
  TOTAL CORPORATE NOTES
     (Cost $22,329,995)                                                                       21,662,281

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       31.3%
  Collateralized Mortgage Obligations
     Bank of America Mortgage Securities
       5.75%                                                     10/25/16    $ 1,538,231    $  1,537,269
     Chase Mortgage Finance Corp.
       6.75%                                                      8/25/28      4,635,019       4,632,122
     Fannie Mae
       6.00%                                                     11/25/06     12,983,818      13,158,289
       5.00%                                                      3/25/08     12,791,115      12,947,007
     Freddie Mac
       5.50%                                                      1/15/06     10,010,782      10,179,714
       5.50%                                                      6/15/08      3,652,282       3,687,664
       5.75%                                                      7/15/18      6,015,740       6,055,218
       5.85%                                                      2/15/19     14,190,874      14,496,865
       6.50%                                                     12/15/21      1,019,049       1,019,049
     GMAC Mortgage Corp. Loan Trust
       5.25%                                                      3/25/32      2,595,024       2,598,267
     Government National Mortgage Association
       4.00%                                                      3/20/24      9,644,916       9,807,297
     PNC Mortgage Securities Corp.
       6.25%                                                     12/25/28      6,483,487       6,536,165
     Resecuritization Mortgage Trust
       6.50%                                                     10/27/23      3,052,874       3,062,414
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $89,498,160)                                                                       89,717,340
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................        1.4%
  U.S. Treasury Notes 2.13%                                       8/31/04      4,000,000       4,036,250
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $4,009,562)                                                                         4,036,250

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................       15.5%
  Salomon Smith Barney, 1.84% (Agreement dated
     10/31/02 to be repurchased at $44,596,279
     on 11/1/02. Collateralized fully by
     various Government Securities.)                                         $44,594,000    $ 44,594,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $44,594,000)                                                                       44,594,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $295,322,405)(a).......................      103.0%                                  295,658,927
LIABILITIES IN EXCESS OF OTHER ASSETS..........       (3.0)%                                  (8,542,823)
                                                                                            ------------
Net Assets applicable to 28,847,277 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $287,116,104
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($287,116,104 / 28,847,277)                                                            $9.95
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2002.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities:

         Unrealized appreciation                                     $1,181,221
         Unrealized depreciation                                       (844,699)
                                                                     ----------
         Net unrealized appreciation                                 $  336,522
                                                                     ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*......     28.9%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       6.24%                                                      11/1/29   $ 3,884,123   $  4,057,694
       6.43%                                                       3/1/30     3,622,310      3,784,182
     Freddie Mac
       5.41%                                                       5/1/18     2,982,390      3,098,890
     Government National Mortgage Association II
       6.63%                                                     12/20/23     8,211,465      8,483,470
       5.75%                                                      7/20/27     2,297,071      2,365,983
       6.63%                                                     12/20/27     4,435,696      4,577,084
       4.50%                                                      8/20/32    14,933,917     15,260,596
       4.50%                                                      9/20/32     4,989,681      5,098,831
                                                                                          ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $46,092,942)                                                                     46,726,730
AGENCY OBLIGATIONS................................     13.7%
     Fannie Mae
       6.50%                                                      8/15/04    10,000,000     10,809,375
                                                                                          ------------
     Freddie Mac
       3.88%                                                      2/15/05    11,000,000     11,426,250
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $21,527,865)                                                                     22,235,625

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES............     26.5%
     Balloons
     Freddie Mac
       8.50%                                                      8/17/07   $ 3,335,958   $  3,564,262
       6.50%                                                       7/1/08     4,072,913      4,229,466
                                                                                          ------------
                                                                                             7,793,728
                                                                                          ------------
     Collateralized Mortgage Obligations
     Fannie Mae
       5.25%                                                      8/25/07    15,539,213     15,699,461
                                                                                          ------------
     Freddie Mac
       7.00%                                                     12/15/06     1,452,259      1,514,434
       5.50%                                                      5/15/15     6,268,242      6,311,336
       6.00%                                                      4/15/21    11,511,467     11,691,333
                                                                                          ------------
                                                                                            35,216,564
                                                                                          ------------
  TOTAL FIXED RATE MORTGAGE-
     RELATED SECURITIES
     (Cost $42,679,520)                                                                     43,010,292
U.S. TREASURY OBLIGATIONS.........................     26.2%
     U.S. Treasury Notes
       3.25%                                                      5/31/04     8,000,000      8,212,500
       5.88%                                                     11/15/04     5,000,000      5,418,750
       5.75%                                                     11/15/05     8,000,000      8,852,500
       4.63%                                                      5/15/06     3,000,000      3,234,375
       3.50%                                                     11/15/06     4,000,000      4,151,250
       3.25%                                                      8/15/07     5,000,000      5,117,188
       6.00%                                                      8/15/04     7,000,000      7,542,500
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $40,462,044)                                                                     42,529,063

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.............................      4.2%
  Salomon Smith Barney, 1.84% (Agreement dated
     10/31/02 to be repurchased at $6,824,349 on
     11/1/02. Collateralized fully by various
     Government Securities.)                                                              $  6,824,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $6,824,000)                                                      $ 6,824,000      6,824,000
                                                                                          ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $157,586,371) (a).........................     99.5%                               161,325,710
OTHER ASSETS IN EXCESS OF LIABILITIES.............      0.5%                                   844,223
                                                                                          ------------
Net Assets applicable to 15,043,687 Shares of
  Common Stock issued and outstanding.............    100.0%                              $162,169,933
                                                                                          ============
Net Asset Value, offering and redemption price per
  share ($162,169,933 / 15,043,687)                                                             $10.78
                                                                                          ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2002.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $13,741. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

         Unrealized appreciation                                     $3,816,669
         Unrealized depreciation                                        (91,071)
                                                                     ----------
         Net unrealized appreciation                                 $3,725,598
                                                                     ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...............................      3.5%
     Freddie Mac
       3.88%                                                     2/15/05   $ 6,000,000   $  6,232,500
       5.75%                                                     3/15/09     2,000,000      2,220,000
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $7,857,022)                                                                      8,452,500
FIXED RATE MORTGAGE-RELATED SECURITIES...........     76.9%
  15 Yr. Securities
     Fannie Mae
       6.50%                                                      8/1/14     1,838,657      1,931,164
       7.00%                                                      3/1/15     3,933,274      4,168,042
       7.00%                                                      3/1/15     7,292,960      7,728,259
       7.00%                                                      3/1/15     4,280,289      4,535,769
       7.50%                                                     11/1/15     6,150,501      6,544,518
       6.50%                                                      1/1/16     7,459,557      7,834,865
       6.50%                                                      2/1/17     8,290,553      8,707,671
       6.50%                                                      6/1/17     6,426,882      6,750,235
       6.00%                                                      7/1/17     9,565,207      9,968,739
       6.00%                                                      7/1/17     6,456,828      6,729,225
       5.50%                                                      9/1/17    12,945,640     13,370,418
       5.50%                                                     10/1/17     6,000,600      6,197,495
       5.00%                                                     11/1/17    10,000,000     10,187,499
     Freddie Mac
       7.50%                                                      1/1/10     3,312,537      3,520,606
       7.50%                                                      7/1/11     1,928,186      2,049,300
       6.50%                                                      2/1/12     3,236,539      3,398,366
       6.50%                                                      4/1/12     2,194,915      2,304,661
       6.00%                                                      3/1/14     3,033,721      3,160,758
       6.00%                                                      7/1/14     2,596,211      2,704,928
     Government National Mortgage Association
       6.00%                                                     1/15/14     3,255,679      3,417,446
                                                                                         ------------
                                                                                          115,209,964
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Fannie Mae
       5.50%                                                     1/25/15   $12,616,331   $ 12,703,068
       5.50%                                                    10/25/19    10,000,000     10,134,375
     Freddie Mac
       6.00%                                                     4/15/21     7,674,311      7,794,222
       5.50%                                                    11/15/16    14,723,350     14,907,393
       5.75%                                                     3/15/21     9,574,026      9,669,766
       6.50%                                                     5/15/25     3,773,608      3,794,834
     Government National Mortgage Association
       4.00%                                                     3/20/24     4,822,458      4,903,648
     Norwest Asset Securities Corp.
       6.25%                                                     9/25/28     6,000,000      6,052,500
                                                                                         ------------
                                                                                           69,959,806
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $181,622,284)                                                                  185,169,770
U.S. TREASURY OBLIGATIONS........................     12.1%
     U.S. Treasury Notes
       2.13%                                                    10/31/04     4,000,000      4,035,000
       5.88%                                                    11/15/04     7,000,000      7,586,250
       5.75%                                                    11/15/05     5,000,000      5,532,813
       4.63%                                                     5/15/06     7,000,000      7,546,875
       5.00%                                                     8/15/11     4,000,000      4,361,250
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $27,460,244)                                                                    29,062,188
REPURCHASE AGREEMENTS............................      9.3%
  Salomon Smith Barney, 1.84% (Agreement dated
     10/31/02 to be repurchased at $22,354,142 on
     11/1/02. Collateralized fully by various
     Government Securities.)                                                22,353,000     22,353,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $22,353,000)                                                                    22,353,000
TOTAL INVESTMENTS IN SECURITIES
     (Cost $239,292,550) (a).....................    101.8%                               245,037,458

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS (1.8)%.....     (1.8)%                             $ (4,392,885)
                                                                                         ------------
Net Assets applicable to 24,588,774 Shares of
  Common Stock issued and outstanding............    100.0%                              $240,644,573
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($240,644,573 / 24,588,774)                                                         $9.79
                                                                                         ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $13,488. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

        Unrealized appreciation                                   $6,015,260
        Unrealized depreciation                                     (283,840)
                                                                  ----------
        Net unrealized appreciation                               $5,731,420
                                                                  ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.................................      3.5%
     Freddie Mac
       5.75%                                                       3/15/09   $3,000,000   $ 3,330,000
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,723,289)                                                                      3,330,000
FIXED RATE MORTGAGE-RELATED SECURITIES.............     75.9%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                        3/1/15    6,594,027     6,987,607
       7.50%                                                       11/1/15    2,733,556     2,908,675
       6.50%                                                        2/1/17    4,145,276     4,353,835
       6.50%                                                        6/1/17    2,754,378     2,892,958
                                                                                          -----------
                                                                                           17,143,075
                                                                                          -----------
  30 Yr. Securities
     Fannie Mae
       8.00%                                                        8/1/30      888,674       950,325
       6.00%                                                        1/1/32    4,723,356     4,862,105
       6.00%                                                       10/1/32    4,000,000     4,117,500
       6.00%                                                       10/1/32    4,986,753     5,133,240
       6.00%, TBA                                                  10/1/32    3,000,000     3,085,313
     Government National Mortgage Association
       7.50%                                                       2/15/24    4,142,075     4,406,133
       7.00%                                                       4/15/27    6,382,061     6,711,137
       7.50%                                                       6/15/27      738,935       786,042
       6.50%                                                       4/15/28    1,737,113     1,810,940
       6.00%                                                      11/15/28    1,990,750     2,061,670
       6.00%                                                       1/15/29    3,744,093     3,877,476
       8.00%                                                       4/15/30    1,169,563     1,253,260
     Government National Mortgage Association II
       6.50%                                                       3/20/26    2,055,666     2,143,031
                                                                                          -----------
                                                                                           41,198,172
                                                                                          -----------
  Collateralized Mortgage Obligations
     Fannie Mae
       5.50%                                                       1/25/15    7,009,827     7,058,020
       5.50%                                                      10/25/19    6,000,000     6,080,625
                                                                                          -----------
                                                                                           13,138,645
                                                                                          -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $69,028,448)                                                                    71,479,892

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................     13.7%
  U.S. Treasury Notes
       1.88%                                                       9/30/04   $4,000,000   $ 4,017,500
       3.25%                                                       8/15/07    4,000,000     4,093,750
       6.50%                                                       2/15/10    4,000,000     4,761,250
                                                                                          -----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $12,096,789)                                                                    12,872,500
REPURCHASE AGREEMENTS..............................     10.1%
  Salomon Smith Barney, 1.84% (Agreement dated
     10/31/02 to be repurchased at $9,511,486 on
     11/1/02. Collateralized fully by various
     Government Securities.)                                                  9,511,000     9,511,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $9,511,000)                                                                      9,511,000
TOTAL INVESTMENTS IN SECURITIES
     (Cost $93,359,526) (a)........................    103.2%                              97,193,392
LIABILITIES IN EXCESS OF OTHER ASSETS..............     (3.2)%                             (3,039,186)
                                                                                          -----------
Net Assets applicable to 8,739,167 Shares of Common
  Stock issued and outstanding.....................    100.0%                             $94,154,206
                                                                                          ===========
Net Asset Value, offering and redemption price per
  share ($94,154,206 / 8,739,167)                                                              $10.77
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $85,335. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

       Unrealized appreciation                                     $3,854,401
       Unrealized depreciation                                       (105,870)
                                                                   ----------
       Net unrealized appreciation                                 $3,748,531
                                                                   ==========

See notes to financial statements.

TBA-To be Announced/when-issued securities

                        (PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                ADJUSTABLE                                                      U.S.
                                   MONEY       RATE MORTGAGE      ULTRA       SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                   MARKET          (ARM)          SHORT       GOVERNMENT       MORTGAGE       MORTGAGE
                                    FUND           FUND           FUND*          FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income............  $1,048,204     $88,782,651     $5,429,274    $6,856,118     $10,218,205     $5,298,105
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Operating expenses:
      Investment advisory
        fees...................      87,808      12,092,135        962,143       450,870         758,025        251,098
      Distribution fee Class I
        Shares.................      72,117       6,717,820        534,524       270,523         324,870        150,659
      Distribution fee Class D
        Shares.................      62,765              --             --            --              --             --
      Administration fee.......      17,550         566,115         64,170        54,091          64,972         30,163
      Custodian fee............      13,492         213,098         24,073        28,459          29,367         21,406
      Transfer agent fee.......       5,443          53,954          9,589         4,523           2,999          1,680
      Legal....................       7,017         185,823         71,086        15,479          16,819          2,000
      Printing.................       2,159          52,501         21,048         3,621           4,669          1,582
      Trustees' fees...........       1,930          84,383          6,589         5,848           6,916          3,415
      Other....................      19,261         317,059         23,040        45,001          27,785         14,839
                                 ----------     -----------     ----------    -----------    -----------     ----------
      Total expenses before fee
        reductions.............     289,542      20,282,888      1,716,262       878,415       1,236,422        476,842
      Expenses reduced by
        Administrator..........          --              --        (10,840)           --              --             --
      Expenses reduced by
        Investment Advisor.....          --      (5,374,315)      (427,382)           --        (216,577)            --
      Expenses reduced by
        Distributor............     (84,276)     (2,687,108)      (213,666)           --              --             --
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net expenses...........     205,266      12,221,465      1,064,374       878,415       1,019,845        476,842
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net investment income..     842,938      76,561,186      4,364,900     5,977,703       9,198,360      4,821,263
                                 ----------     -----------     ----------    -----------    -----------     ----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM
  INVESTMENT ACTIVITIES:
    Realized gains from
      investment
      transactions.............          --       7,690,298        189,228     1,231,346         126,957        107,599
    Change in unrealized
      appreciation/depreciation
      from investments.........          --        (726,538)       336,522      (739,164)     (1,135,402)      (661,601)
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Net realized/unrealized
      gains/(losses) from
      investments..............          --       6,963,760        525,750       492,182      (1,008,445)      (554,002)
                                 ----------     -----------     ----------    -----------    -----------     ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS..............  $  842,938     $83,524,946     $4,890,650    $6,469,885     $ 8,189,915     $4,267,261
                                 ==========     ===========     ==========    ===========    ===========     ==========

--------------------------------------------------------------------------------
* Period from November 14, 2001 (commencement of operations) to October 31,
  2002.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2002 AND 2001

--------------------------------------------------------------------------------

                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               YEAR ENDED       YEAR ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2002             2001
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $     842,938    $   2,469,259
                                                              -------------    -------------
       Change in net assets resulting from operations.......        842,938        2,469,259
                                                              -------------    -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................       (734,664)      (2,263,515)
  Dividends paid to Class D stockholders:
     From net investment income.............................       (108,274)        (205,744)
                                                              -------------    -------------
       Total dividends paid to stockholders.................       (842,938)      (2,469,259)
                                                              -------------    -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................    348,087,003      543,889,379
     Shares issued to stockholders in reinvestment of
      dividends.............................................        648,460        1,830,621
     Cost of shares repurchased.............................   (363,655,739)    (548,431,201)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................    127,098,202       72,986,674
     Shares issued to stockholders in reinvestment of
      dividends.............................................         47,264           41,249
     Cost of shares repurchased.............................   (120,893,245)     (67,629,231)
                                                              -------------    -------------
       Net increase (decrease) in net assets from capital
        transactions........................................     (8,668,055)       2,687,491
                                                              -------------    -------------
       Total increase (decrease) in net assets..............     (8,668,055)       2,687,491
Net Assets:
  Beginning of year.........................................     54,277,959       51,590,468
                                                              -------------    -------------
  End of year...............................................  $  45,609,904    $  54,277,959
                                                              =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2002 AND 2001

--------------------------------------------------------------------------------

                                                                         ADJUSTABLE RATE
                                                                       MORTGAGE (ARM) FUND
                                                                ---------------------------------
                                                                  YEAR ENDED         YEAR ENDED
                                                                  OCTOBER 31,       OCTOBER 31,
                                                                     2002               2001
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................    $    76,561,186    $   71,361,830
     Net realized gains from investments....................          7,690,298           151,541
     Change in unrealized appreciation/depreciation from
       investments..........................................           (726,538)       13,737,297
                                                                ---------------    --------------
       Change in net assets resulting from operations.......         83,524,946        85,250,668
                                                                ---------------    --------------
  Dividends paid to stockholders:
     From net investment income.............................        (87,602,582)      (71,671,415)
                                                                ---------------    --------------
       Total dividends paid to stockholders.................        (87,602,582)      (71,671,415)
                                                                ---------------    --------------
  Capital Transactions:
     Proceeds from sale of shares...........................      3,458,666,524     1,749,676,267
     Shares issued to stockholders in reinvestment of
       dividends............................................         53,723,023        34,051,607
     Cost of shares repurchased.............................     (2,183,181,013)     (414,114,689)
                                                                ---------------    --------------
       Change in net assets from capital transactions.......      1,329,208,534     1,369,613,185
                                                                ---------------    --------------
       Change in net assets.................................      1,325,130,898     1,383,192,438
Net Assets:
  Beginning of year.........................................      2,064,844,480       681,652,042
                                                                ---------------    --------------
  End of year...............................................    $ 3,389,975,378    $2,064,844,480
                                                                ===============    ==============

--------------------------------------------------------------------------------
(a) Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     ULTRA SHORT         SHORT U.S. GOVERNMENT          INTERMEDIATE MORTGAGE             U.S. GOVERNMENT
         FUND                    FUND                            FUND                      MORTGAGE FUND
---------------------------------------------------------------------------------------------------------------
     NOVEMBER 14,
       2001(A)        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
    TO OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
         2002            2002            2001            2002            2001           2002           2001
---------------------------------------------------------------------------------------------------------------
    $   4,364,900    $   5,977,703   $   5,520,233   $   9,198,360   $  6,906,219   $  4,821,263   $  4,658,061
          189,228        1,231,346         733,093         126,957        976,478        107,599      1,577,748
          336,522         (739,164)      3,745,203      (1,135,402)     5,813,710       (661,601)     2,687,452
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
        4,890,650        6,469,885       9,998,529       8,189,915     13,696,407      4,267,261      8,923,261
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
       (5,973,806)      (6,540,177)     (5,495,349)     (9,657,659)    (6,789,491)    (5,015,711)    (4,610,367)
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
       (5,973,806)      (6,540,177)     (5,495,349)     (9,657,659)    (6,789,491)    (5,015,711)    (4,610,367)
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
      494,150,334      152,488,315     229,860,924     216,826,116    173,700,000     47,210,000     45,918,938
        3,304,993        4,118,203       3,431,572       3,976,778      2,435,770      2,930,281      2,145,823
     (209,256,067)    (185,998,683)   (142,261,215)   (183,581,377)   (68,919,652)   (60,950,579)   (18,113,220)
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
      288,199,260      (29,392,165)     91,031,281      37,221,517    107,216,118    (10,810,298)    29,951,541
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
      287,116,104      (29,462,457)     95,534,461      35,753,773    114,123,034    (11,558,748)    34,264,435
               --      191,632,390      96,097,929     204,890,800     90,767,766    105,712,954     71,448,519
    -------------    -------------   -------------   -------------   ------------   ------------   ------------
    $ 287,116,104    $ 162,169,933   $ 191,632,390   $ 240,644,573   $204,890,800   $ 94,154,206   $105,712,954
    =============    =============   =============   =============   ============   ============   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.0152      0.0441      0.0578      0.0480      0.0523
  Net realized losses from investments......          --          --          --(a)       --          --
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.0152      0.0441      0.0578      0.0480      0.0523
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.0152)    (0.0441)    (0.0578)    (0.0480)    (0.0523)
     From net realized gains................          --          --          --          --(a)       --
                                                --------    --------    --------    --------    --------
Change in net asset value...................          --          --          --          --          --
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========
Total return................................       1.54%       4.50%       5.93%       4.94%       5.35%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $ 30,571    $ 45,491    $ 48,202    $ 92,074    $ 58,445
  Ratio of expenses to average net assets...       0.26%       0.30%       0.30%       0.25%       0.25%
  Ratio of net investment income to average
     net assets.............................       1.53%       4.31%       5.74%       4.81%       5.22%
  Ratio of expenses to average net
     assets*................................       0.41%       0.45%       0.45%       0.40%       0.40%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                   YEAR           YEAR        DECEMBER 19,
                                                                   ENDED          ENDED        1999(A) TO
                                                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                   2002           2001            2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................     $   1.00       $   1.00        $   1.00
                                                                 --------       --------        --------
Income from investment operations:
  Net investment income.....................................       0.0104         0.0397          0.0466
  Net realized losses from investments......................           --             --              --(b)
                                                                 --------       --------        --------
       Total from investment operations.....................       0.0104         0.0397          0.0466
                                                                 --------       --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................      (0.0104)       (0.0397)        (0.0466)
                                                                 --------       --------        --------
Change in net asset value...................................           --             --              --
                                                                 --------       --------        --------
Net asset value, end of year................................     $   1.00       $   1.00        $   1.00
                                                                 ========       ========        ========
Total return................................................        1.05%          4.04%           4.74%(c)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........................     $ 15,039       $  8,787        $  3,388
  Ratio of expenses to average net assets...................        0.75%          0.75%           0.75%(d)
  Ratio of net investment income to average net assets......        1.04%          3.46%           5.66%(d)
  Ratio of expenses to average net assets*..................        0.86%          0.91%           0.94%(d)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                                            ------------------------------------------------------------
                                               2002         2001+         2000        1999        1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......    $     9.97    $     9.86    $   9.84    $   9.91    $   9.99
                                            ----------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income.................        0.2947        0.5319      0.6048      0.5290      0.5676
  Net realized and unrealized gains
     (losses) from investments..........        0.0124        0.1386      0.0233     (0.0700)    (0.0800)
                                            ----------    ----------    --------    --------    --------
       Total from investment
          operations....................        0.3071        0.6705      0.6281      0.4590      0.4876
                                            ----------    ----------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.........       (0.3271)      (0.5605)    (0.6129)    (0.5290)    (0.5676)
                                            ----------    ----------    --------    --------    --------
Change in net asset value...............         (0.02)         0.11        0.02       (0.07)      (0.08)
                                            ----------    ----------    --------    --------    --------
Net asset value, end of year............    $     9.95    $     9.97    $   9.86    $   9.84    $   9.91
                                            ==========    ==========    ========    ========    ========
Total return............................         3.13%         6.98%       6.63%       4.73%       5.00%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)....    $3,389,975    $2,064,844    $681,652    $877,608    $895,550
  Ratio of expenses to average net
     assets.............................         0.45%         0.49%       0.48%       0.48%       0.49%
  Ratio of net investment income to
     average net assets.................         2.91%         5.37%       6.22%       5.34%       5.70%
  Ratio of expenses to average net
     assets*............................         0.75%         0.79%       0.78%       0.78%       0.79%
  Portfolio turnover rate...............          107%           72%         67%         51%         53%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

+ Net investment income is based on average shares outstanding through the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                NOVEMBER 14,
                                                                 2001(A) TO
                                                              OCTOBER 31, 2002
------------------------------------------------------------------------------
Net asset value, beginning of year..........................      $  10.00
                                                                  --------
Income from investment operations:
  Net investment income.....................................        0.2204
  Net realized and unrealized gains on investments..........        0.0058
                                                                  --------
       Total from investment operations.....................        0.2262
                                                                  --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................       (0.2762)
                                                                  --------
       Total distributions to stockholders..................       (0.2762)
                                                                  --------
Change in net asset value...................................         (0.05)
                                                                  --------
Net asset value, end of period..............................      $   9.95
                                                                  ========
Total return................................................         2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......................      $287,116
  Ratio of expenses to average net assets...................         0.50%(c)
  Ratio of net investment income to average net assets......         2.11%(c)
  Ratio of expenses to average net assets*..................         0.80%(c)
  Portfolio turnover rate...................................          127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.75    $  10.34    $  10.36    $  10.66    $  10.55
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.3512      0.5652      0.5973      0.5600      0.6144
  Net realized and unrealized gains (losses)
     from investments.......................      0.0674      0.4086     (0.0240)    (0.3000)     0.1100
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.4186      0.9738      0.5733      0.2600      0.7244
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.3886)    (0.5638)    (0.5976)    (0.5600)    (0.6144)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.03        0.41       (0.02)      (0.30)       0.11
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.78    $  10.75    $  10.34    $  10.36    $  10.66
                                                ========    ========    ========    ========    ========
Total return................................       3.98%       9.66%       5.77%       2.51%       7.08%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $162,170    $191,632    $ 96,098    $114,840    $114,240
  Ratio of expenses to average net assets...       0.49%       0.51%       0.51%       0.49%       0.50%
  Ratio of net investment income to average
     net assets.............................       3.35%       5.25%       5.79%       5.35%       5.83%
  Portfolio turnover rate...................         75%         54%        138%        155%         84%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   9.83    $   9.33    $   9.33    $   9.66    $   9.62
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.4155      0.5675      0.5754      0.5490      0.5932
  Net realized and unrealized gains (losses)
     from investments.......................     (0.0213)     0.4861      0.0051     (0.3300)     0.0761
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.3942      1.0536      0.5805      0.2190      0.6693
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.4342)    (0.5536)    (0.5795)    (0.5490)    (0.5932)
     In excess of net investment income.....          --          --          --          --     (0.0361)
                                                --------    --------    --------    --------    --------
       Total distributions to
          stockholders......................     (0.4342)    (0.5536)    (0.5795)    (0.5490)    (0.6293)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.04)       0.50        0.00       (0.33)       0.04
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   9.79    $   9.83    $   9.33    $   9.33    $   9.66
                                                ========    ========    ========    ========    ========
Total return................................       4.13%      11.59%       6.47%       2.32%       7.18%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $240,645    $204,891    $ 90,768    $101,710    $ 99,438
  Ratio of expenses to average net assets...       0.47%       0.50%       0.51%       0.48%       0.49%
  Ratio of net investment income to average
     net assets.............................       4.28%       5.74%       6.25%       5.78%       6.17%
  Ratio of expenses to average net
     assets*................................       0.57%       0.60%       0.61%       0.58%       0.59%
  Portfolio turnover rate...................         54%         47%        110%         90%         69%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.83    $  10.27    $  10.26    $  10.73    $  10.67
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.5116      0.6381      0.6646      0.6416      0.6947
  Net realized and unrealized gains (losses)
     on investments.........................     (0.0377)     0.5590      0.0109     (0.4726)     0.0877
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.4739      1.1971      0.6755      0.1690      0.7824
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.5339)    (0.6371)    (0.6682)    (0.6390)    (0.6947)
     In excess of net investment income.....          --          --          --          --     (0.0277)
                                                --------    --------    --------    --------    --------
       Total distributions to
          stockholders......................     (0.5339)    (0.6371)    (0.6682)    (0.6390)    (0.7224)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.06)       0.56        0.01       (0.47)       0.06
                                                --------    --------    --------    --------    --------
Net asset value, end of period..............    $  10.77    $  10.83    $  10.27    $  10.26    $  10.73
                                                ========    ========    ========    ========    ========
Total return................................       4.54%      11.99%       6.90%       1.63%       7.58%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......    $ 94,154    $105,713    $ 71,449    $ 87,250    $ 80,174
  Ratio of expenses to average net assets...       0.47%       0.50%       0.52%       0.52%       0.53%
  Ratio of net investment income to average
     net assets.............................       4.80%       6.09%       6.53%       6.13%       6.48%
  Portfolio turnover rate...................         82%         86%        127%         73%         93%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of October 31, 2002, the Trust is authorized to issue an unlimited number of shares in six separate Funds, the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  For purposes of determining the net asset value per share of each Fund, investments for which market quotations are readily available are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Securities for which market quotations are not readily available, and other assets, are valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible Fund investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby creating

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. A Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor is currently voluntarily waiving its entire 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $72,117 for Class I Shares for the year ended October 31, 2002.

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market distribution fee waiver amounted to $12,159 for Class D Shares for the year ended October 31, 2002.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Fund pays .15% of average daily net assets for the Adjustable Rate Mortgage
(ARM) Fund and the Ultra Short Fund.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator") and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion. For the first ninety days of the fiscal year ended October 31, 2002, the administrator voluntarily agreed to waive its administration fee for the Ultra Short Fund.

  As compensation, the Trust pays the Transfer Agent, a monthly fee, in accordance with the Transfer Agency plan adopted by the Trust.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

C. Transaction in shares of the Trust for the periods ended October 31, 2002 and October 31, 2001, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2002    OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       348,087,003         543,888,572
  Shares issued to stockholders in reinvestment dividends...           648,460           1,830,621
  Shares repurchased........................................      (363,655,739)       (548,431,201)
                                                                  ------------        ------------
  Net increase (decrease)...................................       (14,920,276)         (2,712,008)
  Shares outstanding
     Beginning of period....................................        45,502,184          48,214,192
                                                                  ------------        ------------
     End of period..........................................        30,581,908          45,502,184
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       127,098,202          72,986,674
  Shares issued to stockholders in reinvestment dividends...            47,264              41,249
  Shares repurchased........................................      (120,893,245)        (67,629,231)
                                                                  ------------        ------------
  Net increase..............................................         6,252,221           5,398,692
  Shares outstanding
     Beginning of period....................................         8,787,318           3,388,626
                                                                  ------------        ------------
     End of period..........................................        15,039,539           8,787,318
                                                                  ============        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               ADJUSTABLE RATE                ULTRA SHORT
                                                             MORTGAGE (ARM) FUND                 FUND
                                                     -------------------------------------------------------
                                                        YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                     OCTOBER 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2002*
------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................................     347,597,471       176,131,216          49,486,088
  Shares issued to stockholders in reinvestment of
     dividends.....................................       5,397,406         3,430,951             330,998
  Shares repurchased...............................    (219,444,526)      (41,666,257)        (20,969,810)
                                                       ------------       -----------         -----------
  Net increase (decrease)..........................     133,550,351       137,895,910          28,847,276
  Shares outstanding
     Beginning of period...........................     207,062,288        69,166,378                1.00
                                                       ------------       -----------         -----------
     End of period.................................     340,612,639       207,062,288          28,847,277
                                                       ============       ===========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

                                                  SHORT U.S.                       INTERMEDIATE MORTGAGE
                                                GOVERNMENT FUND                            FUND
                                      -------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2002   OCTOBER 31, 2001
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................     14,219,122         21,570,494         22,226,248         17,946,125
  Shares issued to stockholders in
     reinvestment of dividends......        384,872            326,040            409,090            254,002
  Shares repurchased................    (17,388,766)       (13,365,777)       (18,892,803)        (7,081,492)
                                        -----------        -----------        -----------         ----------
  Net increase (decrease)...........     (2,784,772)         8,530,757          3,742,535         11,118,635
  Shares outstanding
     Beginning of period............     17,828,459          9,297,702         20,846,239          9,727,604
                                        -----------        -----------        -----------         ----------
     End of period..................     15,043,687         17,828,459         24,588,774         20,846,239
                                        ===========        ===========        ===========         ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2002   OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................      4,399,610          4,282,194
  Shares issued to stockholders in reinvestment of
     dividends..............................................        274,729            204,003
  Shares repurchased........................................     (5,693,438)        (1,686,744)
                                                                 ----------         ----------
  Net increase (decrease)...................................     (1,019,099)         2,799,453
  Shares outstanding
     Beginning of period....................................      9,758,266          6,958,813
                                                                 ----------         ----------
     End of period..........................................      8,739,167          9,758,266
                                                                 ==========         ==========

--------------------------------------------------------------------------------
* Period from November 14, 2001 (commencement of operations) to October 31,
  2002.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

D. At October 31, 2002, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                        ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE   U.S. GOVERNMENT
                         MONEY MARKET      MORTGAGE       ULTRA SHORT     GOVERNMENT      MORTGAGE        MORTGAGE
                             FUND         (ARM) FUND          FUND           FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------
Capital................  $45,624,648    $3,392,561,722    $288,144,131   $162,678,039   $242,385,419     $94,332,733
Accumulated net
  investment income/
  (loss)...............           --        (3,464,049)        (22,237)        35,617        (67,327)        219,921
Accumulated net
  realized gain/loss...      (14,744)      (16,674,901)     (1,342,312)    (4,263,062)    (7,418,427)     (4,232,314)
Net unrealized
  appreciation/
  (depreciation) of
  investments..........           --        17,552,606         336,522      3,739,339      5,744,908       3,833,866
                         -----------    --------------    ------------   ------------   ------------     -----------
                         $45,609,904    $3,389,975,378    $287,116,104   $162,169,933   $240,644,573     $94,154,206
                         ===========    ==============    ============   ============   ============     ===========

--------------------------------------------------------------------------------

E. At October 31, 2002, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                       ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                       MONEY MARKET       MORTGAGE        ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                           FUND          (ARM) FUND          FUND           FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable........    $ 5,990         $  720,470       $   59,690      $ 35,000      $   50,340       $   19,337
Administration fee
  payable............        117              5,259              708           399             588              232
Distribution fee
  payable............      5,499            432,284           35,814        21,000          30,204           11,602
Distributions
  payable............     53,321          8,549,663          596,491       475,694         844,561          388,060
Other liabilities....     12,849            352,659        9,848,594        29,737       4,937,280        3,096,015

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

F. FEDERAL INCOME TAX INFORMATION:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2002 and 2001 were as follows:
--------------------------------------------------------------------------------

                                                           DISTRIBUTIONS                          TOTAL
                                                             PAID FROM       TOTAL TAXABLE    DISTRIBUTIONS
2002                                                      ORDINARY INCOME    DISTRIBUTIONS        PAID*
-----------------------------------------------------------------------------------------------------------
Money Market Fund.......................................    $   897,464       $   897,464      $   897,464
ARM Fund................................................     86,292,442        86,292,442       86,292,442
Ultra Short Fund........................................      5,377,314         5,377,314        5,377,314
Short U.S. Government Fund..............................      6,567,581         6,567,581        6,567,581
Intermediate Mortgage Fund..............................      9,610,445         9,610,445        9,610,445
U.S. Government Mortgage Fund...........................      5,044,152         5,044,152        5,044,152

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                TOTAL
                                                             ORDINARY      TOTAL TAXABLE    DISTRIBUTIONS
2001                                                          INCOME       DISTRIBUTIONS        PAID
---------------------------------------------------------------------------------------------------------
Money Market Fund.........................................  $ 2,636,771     $ 2,636,771      $ 2,636,771
ARM Fund..................................................   68,284,905      68,284,905       68,284,905
Short U.S. Government Fund................................    5,491,082       5,491,082        5,491,082
Intermediate Mortgage Fund................................    6,479,452       6,479,452        6,479,452
U.S. Government Mortgage Fund.............................    4,592,583       4,592,583        4,592,583

--------------------------------------------------------------------------------
* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of October 31, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows:
--------------------------------------------------------------------------------

                                                                                                                         TOTAL
                              UNDISTRIBUTED                                     ACCUMULATED         UNREALIZED        ACCUMULATED
                                ORDINARY       ACCUMULATED    DISTRIBUTIONS     CAPITAL AND        APPRECIATION/       EARNINGS/
                                 INCOME         EARNINGS         PAYABLE       OTHER LOSSES**    (DEPRECIATION)***     (DEFICIT)
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund...........   $   53,321      $   53,321      $   (53,321)     $    (14,744)                --       $   (14,744)
ARM Fund....................    5,085,614       5,085,614       (8,549,663)      (16,575,510)        17,453,216        (2,586,343)
Ultra Short Fund............      574,255         574,255         (596,492)       (1,342,312)           336,522        (1,028,027)
Short U.S. Government
  Fund......................      511,311         511,311         (475,694)       (4,269,321)         3,725,598          (508,106)
Intermediate Mortgage
  Fund......................      777,234         777,234         (844,561)       (7,404,939)         5,731,420        (1,740,846)
U.S. Government Mortgage
  Fund......................      607,981         607,981         (388,060)       (4,146,978)         3,748,531          (178,526)

--------------------------------------------------------------------------------
 **For tax purposes at October 31, 2002, the Money Market Fund had a capital loss carryforward of $14,744, which expires in 2008. The Adjustable Rate Mortgage (ARM) Fund had a capital loss carryforward of $16,575,510, of which $4,674,894 expires in 2003, $819,918 expires in 2004, $1,301,928 expires in
   2006, $4,959,047 expires in 2007, $1,824,665 expires in 2008, and $2,995,058 expires in 2010. The Ultra Short Fund had a capital loss carryforward of $1,342,312, which expires in 2010. The Short U.S. Government Fund had a capital loss carryforward of $4,269,321, of which, $466,298 expires in 2003, $1,966,811 expires in 2004, $642,561 expires in 2007, and $1,193,651 expires in 2008. The Intermediate Mortgage Fund had a capital loss carryforward of $7,404,939, of

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

   which $1,932,691 expires in 2003, $2,314,129 expires in 2004, $817,175 expires in 2007, $2,029,049 expires in 2008, and $311,895 expires in 2010.
   The U.S. Government Fund had a capital loss carryforward of $4,146,978, of which $731,254 expires in 2003, $29,820 expires in 2004, $124,825 expires in
   2005, $802,809 expires in 2007, $2,276,740 expires in 2008, and $181,530 expires in 2010. All losses are available to offset future realized capital gains, if any.

***The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

G. For the year ended October 31, 2002, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                         ADJUSTABLE RATE                     SHORT U.S.
                         MORTGAGE (ARM)     ULTRA SHORT      GOVERNMENT     INTERMEDIATE     U.S. GOVERNMENT
                              FUND              FUND            FUND        MORTGAGE FUND     MORTGAGE FUND
------------------------------------------------------------------------------------------------------------
Purchases..............  $3,501,435,389     $500,519,371    $123,183,216    $139,280,892       $75,427,301
                         ==============     ============    ============    ============       ===========
Sales and Maturities...  $2,427,626,530     $246,167,896    $112,991,544    $105,628,048       $87,811,871
                         ==============     ============    ============    ============       ===========

--------------------------------------------------------------------------------

H. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS

On November 1, 2001, the Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required for fiscal years beginning after December 15, 2000. Prior to November 1, 2001, the Funds recorded paydown gains and losses on mortgage-backed and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets of the Funds or the Fund's net asset values, but resulted in a decrease in interest income and a corresponding increase in realized gains for the following Funds. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

--------------------------------------------------------------------------------

                                                                INTEREST      REALIZED
FUND                                                             INCOME         GAINS
----------------------------------------------------------------------------------------
Adjustable Rate Mortgage (ARM) Fund.........................  $(10,784,746)  $10,784,746
Ultra Short Fund............................................    (1,531,540)    1,531,540
Short U.S. Government Fund..................................      (573,896)      573,896
Intermediate Mortgage Fund..................................      (426,032)      426,032
U.S. Government Mortgage Fund...............................      (289,130)      289,130

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Asset Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Adjustable Rate Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
December 19, 2002

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND

Officers and Interested Trustees. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its officers.
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                POSITION(S)   TERM OF OFFICE;                                  IN FUND              OTHER
                                   HELD         TERM SERVED       PRINCIPAL OCCUPATION(S)      COMPLEX        DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE       WITH TRUST       IN OFFICE          DURING PAST 5 YEARS        OVERSEEN             HELD
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Amis..............  Trustee          Indefinite     President, First Federal           6                 None
630 Clarksville Street                                         Community Bank since 1984;
Paris, TX 75460                                                Director, First Financial
Age: 52                                                        Trust Company
Arthur G. De Russo...........  Trustee          Indefinite     Retired; Chief Executive           6                 None
5397 S.E. Major Way                                            Officer, Eastern Financial
Stuart, FL 34997                                               Federal Credit Union Trust
Age: 81                                                        Co., Inc. from 1974 to 1992
David F. Holland.............  Trustee          Indefinite     Chairman of the Board, Chief       7           M.S.B. Fund, Inc.
17 New England Executive Park                                  Executive Officer and
Burlington, MA 01803                                           President of BostonFed
Age: 61                                                        Bancorp Inc.
William A. McKenna, Jr. .....  Trustee          Indefinite     Chairman and Chief Executive       8          M.S.B. Fund, Inc.;
890 Village Green                                              Officer Ridgewood Savings                   Institutional Investors
Westfield, NJ 07090                                            Bank                                         Capital Appreciation
Age: 66                                                                                                          Fund, Inc.
Rodger D. Shay, Jr. .........  Trustee          Indefinite     President, Shay Financial          6                 None
1000 Brickell Avenue                                           Services, Inc. since 1997.
Miami, FL 33131
Age: 43
Gerald J. Levy...............  Trustee and      Indefinite     Chairman and Chief Executive       6                 None
4000 W. Brown Deer Road        Vice Chairman                   Officer, Guaranty Bank,
Milwaukee, WI 53209                                            S.S.B. since 1984
Age: 70
Rodger D. Shay, Sr. .........  Trustee and      Indefinite     Chairman and Director of Shay      7           M.S.B. Fund Inc.
1000 Brickell Avenue           Chairman                        Assets Management, Inc. since
Miami, FL 33131                                                August 1997
Age: 66
Edward E. Sammons, Jr. ......  President        Indefinite     President of Shay Assets                             None
230 West Monroe Street                                         Management, Inc. since August
Chicago, IL 60606                                              1997
Age: 63
Robert T. Podraza............  Vice             Indefinite     Vice President of Shay Assets                        None
230 West Monroe Street         President and                   Management, Inc. since 1990
Chicago, IL 60606              Assistant
Age: 58                        Treasurer

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                POSITION(S)   TERM OF OFFICE;                                  IN FUND              OTHER
                                   HELD         TERM SERVED       PRINCIPAL OCCUPATION(S)      COMPLEX        DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE       WITH TRUST       IN OFFICE          DURING PAST 5 YEARS        OVERSEEN             HELD
----------------------------------------------------------------------------------------------------------------------------------
Trent Statczar...............  Treasurer        Indefinite     Financial Services Director,                         None
3435 Stelzer Road                                              BISYS Since September 2000;
Columbus, OH 43219                                             Financial Services Manager,
Age: 31                                                        January 1998 to September
                                                               2000; Financial Services
                                                               Assoc. Manager, November 1997
                                                               to January 1998
Daniel K. Ellenwood..........  Secretary        Indefinite     Secretary of the Fund since                          None
230 West Monroe Street                                         April 1998; Operations
Chicago, IL 60606                                              Manager, Shay Assets
Age: 33                                                        Management, Inc. since
                                                               November 1997
Christine A. Cwik............  Assistant        Indefinite     Executive Secretary, Shay                            None
230 West Monroe Street         Secretary                       Assets Management, Inc. since
Chicago, IL 60606                                              February 1997
Age: 53
Alaina Metz..................  Assistant        Indefinite     Vice President, BISYS Since                          None
3435 Stelzer Road              Secretary and                   January 2002; Chief Admin,
Columbus, OH 43219             Assistant                       Officer June 1995 to January
Age: 35                        Treasurer                       2002

--------------------------------------------------------------------------------
(1) Directorships held in (A) any other investment companies registered under the 1940 Act, (B) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (C) any company subject to the requirements of Section 15(d) of the Exchange Act.

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

1000 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103